Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Formidable ETF | Formidable ETF Class
Prospectus [Line Items]
Annual Return [Percent]	16.25%	(6.25%)	0.75%	(2.24%)
Formidable Fortress ETF | Formidable Fortress ETF Class
Prospectus [Line Items]
Annual Return [Percent]	6.62%	9.32%	12.76%	(9.48%)